Income Taxes - Group's deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Income Taxes
Tax loss carry forward	¥ 17,094	$ 2,547	¥ 12,266
Contingent losses related to legal proceedings			325
Net operating losses acquired through Acquisition	16,259	2,423
Others	324	48	329
Less, valuation allowance	(32,301)	(4,813)	(12,271)	¥ (9,247)
Deferred tax assets, net	¥ 1,376	$ 205	¥ 649